Leases (Details) - Schedule of operating lease - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
The components of lease expense were as follows:
Operating leases expenses	$ 517	$ 139
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	478	135
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$ 91	$ 29